Class K [Member] Investment Objectives and Goals - Class K - BlackRock Emerging Markets ex-China Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Emerging Markets ex-China Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Emerging Markets ex-China Fund (“Emerging Markets ex-China” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek long-term capital appreciation by investing in securities of issuers in countries having developing capital markets (other than China).